INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventory relates to clean coal and raw coal targeted to resell, which consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Clean coal	$45,426	$105,519
Raw coal	15,399	14,457
Total	$60,825	$119,976